Shareholders' Equity - Equity offering (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions			12 Months Ended
	Jul. 16, 2020	Jan. 13, 2020	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Number of ordinary shares issued	5.0	6.9
Sale of Stock, Price Per Share		$ 5.00
Proceeds from issuance of ordinary shares, net of offering costs	$ 30,600	$ 31,800	$ 62,440
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of ordinary shares issued		0.9